Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions With Related Parties [Abstract]
Schedule Of Related Party Transactions [Table Text Block]
	2017	Current	Non-current	2016	Current	Non-current

Diana Shipping Inc - Term Loan	$82,617	$82,617	$-	$45,417	$-	$45,417
plus other fees payable to the lenders	2,292	2,292	-	200	-	200
less unamortized deferred financing costs	(77)	(77)	-	-	-	-
Related party financing, net of unamortized deferred financing costs	$84,832	$84,832	$-	$45,617	$-	$45,617